Rule 497(j)
                                                        Registration No. 33-8982


                             The Victory Portfolios
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                February 1, 1999


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza Washington, D.C. 20549

                        Re:    The Victory Portfolios
                               File Nos. 33-8982; 811-4852; CIK: 0000802716
                               --------------------------------------------

Ladies and Gentlemen:

         On behalf of The Victory Portfolios ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information listed below that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on January 26, 1999, accession number 0000922423-99-000059:

     1. Prospectus dated January 26, 1999 for the Class G Shares of the Fund for Income, Ohio Municipal Bond Fund, Diversified Stock Fund, Small Company Opportunity Fund and International Growth Fund, each a series of Registrant; and

     2. Statement of Additional Information dated January 26, 1999 for each currently operating series of Registrant.

         If you have any questions or comments regarding this filing, please call George P. Attisano at (212) 715-9289.

                                                    Very truly yours,


                                                    The Victory Portfolios


                                                    By: /s/ Joel B. Engle
                                                    --------------------------
                                                          Joel B. Engle
                                                          Treasurer